Accounts and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
New Accounting Pronouncements
In addition, certain financial statement line items in our Consolidated Statements of Operations and our Consolidated Statements of Cash Flows for the years ended December 31, 2020, 2019, and 2018, and our Consolidated Balance Sheets as of December 31, 2020 and 2019, were adjusted as follows:

	As Originally Reported	Effect of Change	As Adjusted
Consolidated Statement of Operations for the year ended December 31, 2020
Cost of goods sold	$3,385.7	$(9.6)	$3,376.1
Other (income) expense, net	(25.0)	2.6	(22.4)
Earnings before interest and income taxes	400.5	7.0	407.5
Income taxes	73.2	1.6	74.8
Net earnings	247.7	5.4	253.1

Net earnings per share attributable to Leggett & Platt, Inc. common shareholders:
Basic	$1.82	$.04	$1.86
Diluted	$1.82	$.04	$1.86

Consolidated Balance Sheet as of December 31, 2020
Inventories	$645.5	$46.0	$691.5
Deferred income taxes	194.2	11.2	205.4
Retained earnings	2,762.4	34.8	2,797.2

Consolidated Statement of Cash Flows for the year ended December 31, 2020
Net earnings	$247.7	$5.4	$253.1
Writedown of inventories	10.9	2.7	13.6
Net gain from sales of assets and businesses	(2.5)	2.5	—
Deferred income tax (benefit) expense	(22.5)	1.6	(20.9)
Inventories	(19.7)	(12.2)	(31.9)

	As Originally Reported	Effect of Change	As Adjusted
Consolidated Statement of Operations for the year ended December 31, 2019
Cost of goods sold	$3,701.9	$26.6	$3,728.5
Earnings before interest and income taxes	513.4	(26.6)	486.8
Income taxes	96.2	(6.8)	89.4
Net earnings	333.9	(19.8)	314.1

Net earnings per share attributable to Leggett & Platt, Inc. common shareholders:
Basic	$2.48	$(.15)	$2.33
Diluted	$2.47	$(.15)	$2.32

Consolidated Balance Sheet as of December 31, 2019
Inventories	$636.7	$39.0	$675.7
Deferred income taxes	214.2	9.6	223.8
Retained earnings	2,734.5	29.4	2,763.9

Consolidated Statement of Cash Flows for the year ended December 31, 2019
Net earnings	$333.9	$(19.8)	$314.1
Writedown of inventories	9.0	6.1	15.1
Deferred income tax (benefit) expense	7.6	(6.8)	.8
Inventories	53.3	20.5	73.8

Consolidated Statement of Operations for the year ended December 31, 2018
Cost of goods sold	$3,380.8	$(23.4)	$3,357.4
Earnings before interest and income taxes	436.9	23.4	460.3
Income taxes	78.3	5.8	84.1
Net earnings	306.1	17.6	323.7

Net earnings per share attributable to Leggett & Platt, Inc. common shareholders:
Basic	$2.28	$.13	$2.41
Diluted	$2.26	$.13	$2.39

Consolidated Statement of Cash Flows for the year ended December 31, 2018
Net earnings	$306.1	$17.6	$323.7
Writedown of inventories	10.3	7.9	18.2
Deferred income tax (benefit) expense	(3.2)	5.8	2.6
Inventories	(54.3)	(31.3)	(85.6)
The cumulative effect of applying Topic 326 to our Consolidated Balance Sheet was as follows:

	Balance at December 31, 2019 as Previously Reported	Topic 326 Adjustments	Balance at January 1, 2020

Trade receivables, net [1]	$564.4	$(3.3)	$561.1
Other current assets	1,012.7	—	1,012.7
Net property, plant and equipment	830.8	—	830.8
Total other assets	2,447.5	—	2,447.5
Total assets	$4,855.4	$(3.3)	$4,852.1

Total current liabilities	$928.1	$—	$928.1
Total long-term liabilities [2]	2,585.4	(.8)	2,584.6
Retained earnings	2,763.9	(2.5)	2,761.4
Other equity	(1,422.0)	—	(1,422.0)
Total liabilities and equity	$4,855.4	$(3.3)	$4,852.1
[1] This adjustment is to increase our allowance for doubtful accounts for estimated expected credit losses on trade receivables over their contractual life.
[2] This adjustment is to reflect a decrease in deferred income tax liability as a result of the change in the allowance for doubtful accounts.

Schedule of Components of Accounts And Other Receivables
Accounts and other receivables at December 31 consisted of the following:

	2020		2019
	Current	Long-term	Current	Long-term
Trade accounts receivable [1]	$553.5	$—	$571.8	$—
Trade notes receivable	.9	.3	1.1	.6
Total trade receivables	554.4	.3	572.9	.6
Other notes receivable [1]	—	22.8	—	23.4
Taxes receivable, including income taxes	14.8	—	15.8	—
Other receivables	13.6	—	11.7	—
Subtotal other receivables	28.4	22.8	27.5	23.4
Total trade and other receivables	582.8	23.1	600.4	24.0
Allowance for doubtful accounts:
Trade accounts receivable [1,2]	(19.2)	—	(8.4)	—
Trade notes receivable	—	—	(.1)	—
Total trade receivables	(19.2)	—	(8.5)	—
Other notes receivable [1]	—	(22.8)	—	(15.0)
Total allowance for doubtful accounts	(19.2)	(22.8)	(8.5)	(15.0)
Total net receivables	$563.6	$.3	$591.9	$9.0

[1] The “Trade accounts receivable” and “Other notes receivable” line items above include $24.6 and $26.0 as of December 31, 2020 and December 31, 2019, respectively, from a customer in our Bedding Products segment who is experiencing financial difficulty and liquidity problems. This customer was placed on nonaccrual status in 2018, and became delinquent in quarterly interest payments in the first quarter of 2020. As a result, we first established a partial reserve for this customer in 2018 and fully reserved the balances for this customer in the first quarter of 2020. The reserve for this customer was $24.6 ($22.8 for the note and $1.8 for the trade receivable) at December 31, 2020, and $16.0 ($15.0 for the note and $1.0 for the trade receivable) at December 31, 2019.

2     In addition to the customer reserve discussed above, bad debt expense in 2020 was also impacted by pandemic-related economic declines. Although we have not experienced significant issues with customer payment performance during this time, the effects of the pandemic have adversely impacted the operations of many of our customers, which have and could further impact their ability to pay their debts to us. As a result, we increased the reserves on "Trade accounts receivable" to reflect this increased risk.

Schedule of Allowance For Doubtful Accounts
Activity related to the allowance for doubtful accounts is reflected below:

	Balance at December 31, 2018	Add: Charges	Less: Net Charge-offs/(Recoveries) and Other	Balance at December 31, 2019	Topic 326 Adjustment	Balance at January 1, 2020	Add: Charges	Less: Net Charge-offs/(Recoveries) and Other	Balance at December 31, 2020
Trade accounts receivable	$5.2	$2.7	$(.5)	$8.4	$3.3	$11.7	$9.4	$1.9	$19.2
Trade notes receivable	—	.1	—	.1	—	.1	(.1)	—	—
Total trade receivables	5.2	2.8	(.5)	8.5	3.3	11.8	9.3	1.9	19.2
Other notes receivable	15.0	—	—	15.0	—	15.0	7.8	—	22.8
Total allowance for doubtful accounts	$20.2	$2.8	$(.5)	$23.5	$3.3	$26.8	$17.1	$1.9	$42.0